Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards	$ 1,631	$ 161
Deferred Tax Assets, Tax Loss Carryforward	1,025	1,976
Deferred Tax Asset, Mark-to-market on consumer finance receivables and loans	880	695
Deferred Tax Assets, Equity Investment	486	0
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Provision for Loan Losses	306	775
Deferred Tax Assets, Hedging Transactions	267	280
Deferred Tax Assets, State and local taxes	263	186
Deferred Tax Assets, ResCap Accrual	262	0
Deferred Tax Assets, Sales of finance receivables and loans	206	182
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Unearned Premiums Reserve	142	158
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	19	169
Deferred Tax Assets, Other	247	568
Deferred Tax Assets, Gross	5,734	5,150
Deferred Tax Assets, Valuation Allowance	(1,653)	(2,274)
Deferred Tax Assets, Net of Valuation Allowance	4,081	2,876
Deferred Tax Liabilities, Leasing Arrangements	1,756	2,052
Deferred Tax Liabilities, Basis Difference in Subsidiaries	454	0
Deferred tax liabilities, deferred expense, deferred acqusition cost	333	328
Deferred Tax Liabilities, Financing Arrangements	226	32
Deferred Tax Liabilities, Other Comprehensive Income	16	180
Deferred Tax Liabilities, Other	112	157
Deferred Tax Liabilities, Gross	2,897	2,749
Deferred Tax Assets, Net	$ 1,184	$ 127